Advances From Customers And Deferred Revenues	12 Months Ended
Dec. 31, 2020
Advances From Customers And Deferred Revenues [Abstract]
Advances From Customers And Deferred Revenues
NOTE 6:- ADVANCES FROM CUSTOMERS AND DEFERRED REVENUES
Advances from customers and deferred revenues consist of the following:

	December 31,
	2020	2019
Current liabilities:
Deferred revenues	$996	$291
Advances from customers	665	172

	1,661	463

Long-term liabilities:
Deferred revenues	3,473	3,473

	$5,134	$3,936